Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Issued March 31, 2013 [Member]	Issued March 17, 2015 [Member]	Common Stock [Member]		Common Stock [Member] Issued March 31, 2013 [Member]		Common Stock [Member] Issued April 7, 2013 [Member]	Common Stock [Member] Issued April 11, 2013 [Member]	Common Stock [Member] Issued April 14, 2014 [Member]	Common Stock [Member] Issued November 21, 2014 [Member]	Common Stock [Member] Issued December 1, 2014 [Member]	Common Stock [Member] Issued March 17, 2015 [Member]		Additional Paid-in Capital [Member] [1]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2012		$ 448,182			$ 387	[1]										$ 352,379	$ (115)	$ 95,531
Restricted shares issued			$ 1				$ 1	[1]
Beginning Balance, (in shares) at Dec. 31, 2012	[1]				38,694,648
Restricted shares issued, (in shares)	[1]						60,000		27,117	15,000
Issuance of common stock		231,089			$ 165	[1]										230,924
Issuance of common stock, (in shares	[1]				16,530,000
Net income		42,189																42,189
Foreign currency translation		27															27
Share-based compensation plan		728														728
Ending Balance at Dec. 31, 2013		722,216			$ 553	[1]										584,031	(88)	137,720
Ending Balance, (in shares) at Dec. 31, 2013	[1]				55,326,765
Issuance of common stock, net of issuance costs		(345)														(345)
Restricted shares issued, (in shares)	[1]										12,348	5,000	2,500
Net income		87,737																87,737
Foreign currency translation		(166)															(166)
Share-based compensation plan		1,122														1,122
Ending Balance at Dec. 31, 2014		$ 810,564			$ 553	[1]										584,808	(254)	225,457
Ending Balance, (in shares) at Dec. 31, 2014		55,346,613			55,346,613	[1]
Restricted shares issued				$ 1										$ 1	[1]
Restricted shares issued, (in shares)	[1]													16,854
Net income		$ 98,094																98,094
Foreign currency translation		(211)															(211)
Share-based compensation plan		1,643														1,643
Ending Balance at Dec. 31, 2015		$ 910,091			$ 554	[1]										$ 586,451	$ (465)	$ 323,551
Ending Balance, (in shares) at Dec. 31, 2015		55,363,467			55,363,467	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10-Common Stock to these consolidated financial statements.